SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

15. SUBSEQUENT EVENTS

(a)	Subsequent to January 31, 2018, the Company and Bellridge amended the terms of the Securities Purchase Agreement as disclosed in Note 10, to include the $295,000 received in December 2017 as an additional tranche in connection with the convertible note. Refer to Note 8.

(b)	Subsequent to January 31, 2018, the Company issued 2,000,000 shares of common stock to a consultant pursuant to a Business Development Consultant Agreement.

NOTE 9. SUBSEQUENT EVENTS

a)	On June 18, 2017, the Company entered into a Definitive Acquisition Agreement (the “Agreement”) involving the internet domain and brand Bitreturn. The Agreement represents the Company’s development of a plan to create a technology business in mining digital currency with an operating name of BitReturn. The Company issued 10,000,000 shares of restricted common stock as payment under the terms of the Agreement. The Company is also to make cash payments totaling $350,000 under the terms of the Agreement, which is to be paid as follows, $200,000 from the first $500,000 raised by private placements, and the final portion of $150,000 within six months or when a cumulative amount of $1,000,000 has been raised by private placements.

b)	On June 22, 2017, the Company entered into a Loan Agreement (“Loan”) with a non-related third party (“Lender”) whereby the Lender has agreed to advance up to CAD$450,000 for the purpose of purchasing digital currency mining hardware. The Loan is non-interest bearing and due on August 31, 2017. In consideration for the Loan, the Lender will have the option to purchase up to 5,000,000 shares of common stock at a purchase price of $0.02 per share for total proceeds of up to $100,000. As of August 10, 2017, the Company has received CAD$435,000 pursuant to the Loan.

c)	On June 26, 2017, the Company issued 1,400,000 shares of common stock for gross proceeds of $14,000, which was received during the year ended April 30, 2017 (refer to Note 7).
NOTE 9. SUBSEQUENT EVENT On January 24, 2017, the Company issued 3,000,000 shares of common stock for gross proceed of $30,000.